LONG-TERM BORROWINGS DUE TO RELATED PARTY - (Details) - Related Parties	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Debt instrument, interest rate, stated percentage	3.75%	3.75%
Debt instrument, term	3 years	3 years